BALANCE SHEETS - STATUTORY BASIS (PARENTHETICALS) - $ / shares	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Common stock, par value (in usd per share)	$ 1.00	$ 1.00
Common stock, shares authorized (in shares)	5,000,000	5,000,000.0
Common stock, shares issued (in shares)	2,500,000.0	2,500,000.0
Common stock, shares outstanding (in shares)	2,500,000.0	2,500,000.0